Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts Receivable, net

The accounts receivable, net balance was as follows:

	Successor
	December 31,	December 31,
	2021	2020
Accounts receivable, net
Billed receivables	$14,820	$5,352
Unbilled receivables	1,442	705
Total accounts receivable, net	$16,262	$6,057